LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2023 CNY (¥)	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Feb. 29, 2020
LONG-TERM INVESTMENTS
Purchase of long term investments				¥ 2,000,000	$ 282	¥ 12,733,000	¥ 1,072,783,000
(Loss)/gain from fair value change of long-term investments				1,249,000	176	51,817,000
Gain/(loss) from equity method investments				8,382,000	$ 1,181	17,657,000	¥ 41,028,000
Disposal by sale | Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
LONG-TERM INVESTMENTS
Percentage of sale of investments							5.00%
Unrealized gain in other comprehensive income/(loss)				¥ 19,073,000		¥ 20,943,000	¥ 903,000
Realized gain on disposal							13,507,000
Patents | Minimum
LONG-TERM INVESTMENTS
Estimated useful life				3 years	3 years
Patents | Maximum
LONG-TERM INVESTMENTS
Estimated useful life				7 years	7 years
Related parties | Jiangsu Yitong
LONG-TERM INVESTMENTS
Purchase of long term investments			¥ 959,680,000
Equity interests (as a percent)			29.99%			0.01%
Gain/(loss) from equity method investments				¥ (1,214,000)		¥ 7,580,000	1,152,000
Equity method investments				966,769,000		968,242,000	960,832,000
Difference between the total consideration and the proportion of net assets				810,656,000		813,101,000
Related parties | Jiangsu Yitong | Goodwill
LONG-TERM INVESTMENTS
Positive basis difference				636,672,000		636,672,000
Related parties | Jiangsu Yitong | Intangible assets
LONG-TERM INVESTMENTS
Positive basis difference				171,172,000		172,940,000
Related parties | Jiangsu Yitong | Other assets
LONG-TERM INVESTMENTS
Positive basis difference				2,812,000		3,489,000
Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Purchase of long term investments													¥ 50,000,000
Gain/(loss) from equity method investments				(6,716,000)		(752,000)	7,910,000
Equity method investments				52,087,000		60,262,000
Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Purchase of long term investments		¥ 68,000,000								¥ 102,000,000
Gain/(loss) from equity method investments				14,718,000		12,737,000	24,434,000
Equity method investments				200,941,000		212,803,000
Sifive
LONG-TERM INVESTMENTS
Purchase of long term investments												¥ 12,332,000
Equity interests (as a percent)												1.01%
(Loss)/gain from fair value change of long-term investments				0		66,322,000	0
Alivecor
LONG-TERM INVESTMENTS
Purchase of long term investments | $											$ 1,000
Equity interests (as a percent)														0.56%
(Loss)/gain from fair value change of long-term investments				0		8,620,000	0
Interest rate (as a percent)										3.00%	3.00%
Promaxo
LONG-TERM INVESTMENTS
Purchase of long term investments | $									$ 4,000
Equity interests (as a percent)								4.05%	4.05%
(Loss)/gain from fair value change of long-term investments				0		0	0
Hyperfine
LONG-TERM INVESTMENTS
(Loss)/gain from fair value change of long-term investments				¥ 1,249,000		¥ 28,466,000	¥ 194,000
Huaying Fund II | Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage													49.50%
Huaying Fund II | Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage										34.00%	34.00%
Group received a distribution	¥ 26,600,000
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
LONG-TERM INVESTMENTS
Purchase of long term investments								¥ 22,000,000
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Minimum
LONG-TERM INVESTMENTS
Interest rate								4.35%	4.35%
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Maximum
LONG-TERM INVESTMENTS
Interest rate								8.70%	8.70%
Shenzhen Yunding Information Technology Co., Ltd. (Yunding) | Related parties
LONG-TERM INVESTMENTS
Equity interests (as a percent)				19.27%		17.32%	17.32%